Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 71,403	$ 30,746
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	9,251	7,450
Long-term debt, current and non-current	618,832	613,221
Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	3,919	2,742
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	5,332	4,708
Non-current derivative liabilities	0	0
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	71,403	30,746
Quoted Price in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Non-current derivative liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	618,832	613,221
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial liabilities:
Current derivative liabilities	3,919	2,742
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	955	2,966
Financial liabilities:
Current derivative liabilities	5,332	4,708
Non-current derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Non-current derivative liabilities	$ 0	$ 0